Document and Entity Information	Feb. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2021
Entity Registrant Name	SCYNEXIS, Inc.
Entity Central Index Key	0001178253
Entity Emerging Growth Company	false
Entity File Number	001-36365
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Evertrust Plaza
Entity Address, Address Line Two	13th Floor
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07302-6548
City Area Code	201
Local Phone Number	884-5485
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Tax Identification Number	56-2181648
Title of Each Class	Common Stock, par value $0.001
Trading Symbol	SCYX
Security Exchange Name	NASDAQ